Share capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Share capital

22. Share capital

	December 31,
	2023	2022	2021
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	5,942	5,390	4,489

	Number	Number	Number
Number of shares in issue	118,846,966	107,808,472	89,784,720
Number of ADS in issue	39,615,655	35,936,157	29,928,240

The Group has only one class of share. All ordinary shares have equal voting rights and rank pari passu for the distribution of dividends.

On February 5, 2021 the Group announced a private placement of 2,022,218 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $22.50 per ADS, with new and existing institutional and accredited investors (the “Private Placement”). The aggregate gross proceeds of the Private Placement was US $45 million (approximately £33 million) before deducting approximately £2.4 million in placement agent fees and other expenses. The financing syndicate included Adage Capital Management LP, BVF Partners L.P., Consonance Capital, Great Point Partners, LLC, and other investors.

On November 30, 2021, the Company completed delisting from AIM. As a result, the Company converted the existing employee share options to ADSs which represents three ordinary shares and the exercise price was also converted to represent an ADS price at an exchange rate equal to the average of the last five business trading days currency conversion of sterling pounds to US dollars, which was 1.334058 sterling pounds to 1 US dollar. This is not a modification of the existing share option grants, as the value or timing of the grants was unchanged.

On August 11, 2022 the Group announced a registered direct offering (the “Offering”) of 5,950,000 of the Company’s ADSs, each representing three ordinary shares, at a price of $9.50 per ADS, with new and existing institutional and accredited investors. The aggregate gross proceeds of the Offering was $56.5 million (approximately £46.4 million) before deducting $4.1 million (approximately £3.3 million) in underwriting discounts, commissions and estimated offering expenses.

On October 15, 2021, we entered into an Open Market Sale Agreement (the "Sales Agreement"), with Jefferies LLC ("Jefferies"), under which Jefferies, as our exclusive agent, at our discretion and at such times that we may determine from time to time, may sell over a three-year period from the execution of the Sales Agreement up to a maximum of $100.0 million of ADSs. Under the terms of the Sales Agreement, Jefferies may sell the ADSs at market prices by any method that is deemed to be an "at the market offering" as defined in Rule 415 under the Securities Act of 1933, as amended. The ADSs offered under the Sales Agreement are being offered pursuant to a registration statement on Form F-3 that became effective on October 22, 2021. We may offer and sell up to $300.0 million of our shares, represented by ADSs, from time to time in one or more offerings. During the year ended December 31, 2023, we sold 3.4 million ADSs for net proceeds of approximately $32.2 million (approximately £25.5 million), before deducting £1.0 million in placement agent fees and other expenses. As of this filing, approximately $67.8 million of ADSs remained available under the Sales Agreement.

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2021	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720
Shares issued during the year	17,850,000
Options exercised at $0.20/ADS or $0.07/ordinary share	84,835
Options exercised at $4.16/ADS or $1.39/ordinary share	16,968
Options exercised at $5.12/ADS or $1.72/ordinary share	12,951
Options exercised at $5.88/ADS or $1.96/ordinary share	24,000
Options exercised at $7.32/ADS or $2.44/ordinary share	15,000
Options exercised at $7.60/ADS or $2.53/ordinary share	19,998
Number of shares in issue at December 31, 2022	107,808,472
Number of ADS in issue at December 31, 2022	35,936,157
Shares issued during the year	10,230,567
Options exercised at $0.20/ADS or $0.07/ordinary share	583,857
Options exercised at $2.40/ADS or $0.80/ordinary share	39,999
Options exercised at $3.76/ADS or $1.25/ordinary share	27,498
Options exercised at $7.60/ADS or $2.53/ordinary share	154,386
Options exercised at $15.38/ADS or $5.13/ordinary share	2,187
Number of shares in issue at December 31, 2023	118,846,966
Number of equivalent ADS in issue at December 31, 2023	39,615,655

At December 31, 2023, there were options outstanding of 15,853,459 (2022: 11,571,487; 2021: 8,052,699) unissued ordinary shares.

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	WeightedaverageExerciseprice($)	At January 1, 2023		Options granted		Options forfeited		Options expired		Options exercised		At December 31, 2023	Weighted average years to expiry date
2014	3.39	4.23	4,000		-		-		-		-		4,000	0.67
2015	3.39	4.23	3,333		-		-		-		-		3,333	1.51
2016	4.12	5.14	9,857		-		-		-		-		9,857	2.35
2017	6.46	8.05	49,165		-		-		-		(9,166)		39,999	3.90
2018	0.16	0.20	44,422		-		-		-		(7,826)		36,596	4.24
2019	4.30	5.36	725,518		-		-		-		(147,820)		577,698	2.83
2020	6.60	8.23	603,440		-		-		(303,000)		(39,233)		261,207	6.43
2021	17.94	22.37	822,984		-		(71,819)		(24,286)		(64,535)		662,344	7.12
2022	14.83	18.49	1,594,443		-		(130,063)		(44,517)		-		1,419,863	8.09
2023	11.13	13.88	-		2,567,942		(289,599)		(8,025)		(729)		2,269,589	9.14

Total (ADSs)			3,857,162	-	2,567,942	-	(491,481)	-	(379,828)	-	(269,309)	-	5,284,486
Total (Ordinary Shares)			11,571,487		7,703,826		(1,474,443)		(1,139,484)		(807,927)		15,853,459

ADSs represent three ordinary shares and the exercise price was also converted to represent an ADS price at an exchange rate equal to the closing current year currency conversion of sterling pounds to US dollars, which was 1.25 sterling pounds to 1 US Dollar.

The market price of Company shares at the year-end was $17.37/ADS or ($5.79 or 464 pence/share). (2022: $15.25/ADS ($5.08 or 420 pence/share); 2021: $23.89/ADS ($7.96 or 590 pence/share)). During the year the minimum and maximum prices were $4.61 and $17.67 per ADS (123 pence and 472 pence per ordinary share), respectively (2022: 215 pence and 680 pence; 2021: 443 pence and 680 pence).